Schedule of guarantees given as collateral (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Guarantees given as collateral	$ 42	$ 91
Additional Information By Geographies [axis]
IfrsStatementLineItems [Line Items]
Guarantees given as collateral	15	13
Currency Derivatives [Member]
IfrsStatementLineItems [Line Items]
Guarantees given as collateral	$ 27	$ 78